LOANS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, allowance	¥ 54,668,667	$ 7,926,212	¥ 105,703,244
Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year
Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	3 years
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, allowance	¥ 279,317,673	$ 40,497,256	¥ 117,886,002
Loan Agreement | Franchisees | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 month
Debt instrument, interest rate	4.70%	4.70%
Loan Agreement | Franchisees | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	6 years
Debt instrument, interest rate	9.90%	9.90%
Loan Agreement | Third Parties | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year
Debt instrument, interest rate	7.90%	7.90%
Loan Agreement | Third Parties | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	3 years
Debt instrument, interest rate	18.00%	18.00%